Segment information (Tables)	9 Months Ended
May 31, 2024
Segment information
Summary of reportable business segments

	Three-month period ended May 31, 2024
	Sale of		Inter-
	electric	Rental of	segment
	boats	electric boats	eliminations	Total
	$	$	$	$
Revenue from external customers	599,380	460,773	—	1,060,153
Revenue from other segments	(18,753)	4,959	13,794	—
Segment revenues	580,627	465,732	13,794	1,060,153
Segment gross profit (loss)	111,615	326,455	11,967	450,037

Segment profit (loss) before tax	(2,307,774)	5,883	(903,212)	(3,205,103)
Research and development	628,578	—	—	628,578
Office salaries and benefits	681,995	109,414	—	791,409

	Three-month period ended May 31, 2023
	Sale of		Inter-
	electric	Rental of	segment
	boats	electric boats	eliminations	Total
	$	$	$	$
Revenue from external customers	421,840	878,260	—	1,300,100
Revenue from other segments	346,954	54,619	(401,573)	—
Segment revenues	768,794	932,879	(401,573)	1,300,100
Segment gross profit (loss)	157,321	247,188	(32,158)	372,351

Segment profit (loss) before tax	(2,850,077)	(359,047)	(87,943)	(3,297,067)
Research and development	794,528	—	(42,854)	751,674
Office salaries and benefits	664,300	235,564	—	899,864

	Nine-month period ended May 31, 2024
	Sale of				Inter-
	electric		Rental of		segment
	boats		electric boats		eliminations	Total
	$		$		$	$
Revenue from external customers	893,998		1,881,158		—	2,775,156
Revenue from other segments	207,000		16,926		(223,926)	—
Segment revenues	1,100,998		1,898,084		(223,926)	2,775,156
Segment gross profit (loss)	42,746		1,065,055		(2,153)	1,105,648

Segment profit (loss) before tax	(5,049,355)	[1]	(4,732,851)	[2]	(901,945)	(10,684,151)
Research and development	1,947,815		—		—	1,947,815
Office salaries and benefits	2,280,098		416,537		—	2,696,635

	Nine-month period ended May 31, 2023
	Sale of		Inter-
	electric	Rental of	segment
	boats	electric boats	eliminations	Total
	$	$	$	$
Revenue from external customers	947,937	2,583,118	—	3,531,055
Revenue from other segments	826,869	331,839	(1,158,708)	—
Segment revenues	1,774,806	2,914,957	(1,158,708)	3,531,055
Segment gross profit (loss)	(421,138)	1,227,288	(280,199)	525,951

Segment profit (loss) before tax	(16,120,375)	(485,100)	(186,449)	(16,791,924)
Research and development	5,300,530	—	(228,102)	5,072,428
Office salaries and benefits	2,014,875	710,174	—	2,725,049

	As at May 31, 2024
	Sale of		Inter-
	electric	Rental of	segment
	boats	electric boats	eliminations	Total
	$	$	$	$
Segment assets	21,096,513	7,103,912	(11,061,798)	17,138,627
Cash	305,397	35,911	—	341,308
Additions to property and equipment	260,616	207,000	(2,153)	465,463
Additions to intangible assets	50,653	—	—	50,653
Segment liabilities	13,488,997	929,965	(1,001,298)	13,417,664

[1] For the nine-month period ended May 31, 2024, the segment profit for this segment includes a gain on derivative liabilities $5,913,484 and transaction costs of $1,860,335, respectively [see note 15].

[2] For the nine-month period ended May 31, 2024, the segment profit for this segment includes a goodwill impairment loss of $4,274,000 [see note 9].

	As at August 31, 2023
	Sale of		Inter-
	electric	Rental of	segment
	boats	electric boats	eliminations	Total
	$	$	$	$
Segment assets	20,344,002	13,941,898	(10,239,388)	24,046,512
Cash	3,025,565	333,692	—	3,359,257
Additions to property and equipment	194,820	974,533	(185,744)	983,609
Segment liabilities	10,154,031	3,341,868	(1,013,824)	12,482,075